                         CITIBANK, N.A.

 ==============================================================================

   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

                    For the Due Period Ending April 25, 2013

 ==============================================================================

 This Report relates to the Due Period ending April 25, 2013 and the related

 Payment Dates for the Notes.

 A.   Information Regarding the Master Trust portfolio (1)

     -------------------------------------------------

 1. Portfolio Yield for the Collateral Certificate .........            15.07%

       Yield Component  ...................................            18.18%

       Credit Loss Component  .............................             3.11%

 2. New Purchase Rate  .....................................            22.17%

 3. Total Payment Rate  ....................................            22.79%

 4. Principal Payment  Rate  ................................           21.73%

 5. Aggregate Amount of Receivables in the Trust :

     Principal Receivables Beginning of Due Period  ......  $  36,279,876,072

     Principal Receivables Average  ......................  $  36,064,481,258

     Principal Receivables Lump Sum Addition/(Removal) ...  $               0

     Principal Receivables End of Due Period  ............  $  36,010,753,552

     Finance Charge Receivables - End of Due Period  .....  $      63,910,064

 6. Delinquencies (Aggregate outstanding balances in the Accounts that were delinquent by the time periods listed below as of the close of business of the month preceding the Payment Dates, as a percentage of aggregate Receivables as of the last day of the Due Period) :

       Current  ..........................................  $  34,668,525,078

         5-34 days delinquent  ...........................  $     636,458,673

        35-64 days delinquent  ...........................  $     202,317,690

        65-94 days delinquent  ...........................  $     166,378,144

       95-124 days delinquent  ...........................  $     147,872,034

      125-154 days delinquent  ...........................  $     122,171,831

      155-184 days delinquent  ...........................  $     118,316,816

      Current  ...........................................             96.14%

         5-34 days delinquent  ...........................              1.76%

        35-64 days delinquent  ...........................              0.56%

        65-94 days delinquent  ...........................              0.46%

       95-124 days delinquent  ...........................              0.41%

      125-154 days delinquent  ...........................              0.34%

      155-184 days delinquent  ...........................              0.33%

                                      Page 1

 (1) Beginning with the May 2013 due period, system enhancements will provide management with new financial reporting on trust data that will impact the allocation of the total receivable balances between Principal Receivables and Finance Charges Receivables reported on the monthly

 10-D. The impact of the adjustment will result in an increase in the amount of total Finance

 Charge Receivables and a corresponding decrease in the amount of total Principal Receivables reported on the monthly 10-D. Had this system enhancement been in place for the March Due

 Period, it would have resulted in an increase of approximately $345 million in the amount of total Finance Charge Receivables reported in the April, 2013 10-D (and a corresponding decrease in the amount of total Principal Receivables reported in that 10-D), which approximates the difference between the amount of Finance Charge Receivables reported in the CCCIT 8-K filed with the SEC on April 17, 2013 ($408.9 Million) and the amount of total

 Finance Charge Receivables reported in the April, 2013 10-D ($63.9 Million).

 The aforementioned enhancements and resulting changes had no material impact on the current or past portfolio performance or characteristics of the Citibank Credit Card Master Trust.

                                      Page 2

                         CITIBANK, N.A.

 ==============================================================================

  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

                    For the Due Period Ending April 25, 2013

 ==============================================================================

                                                            Current Due        Current Due

                                                            Period on an       Period on a

                                                            Actual Basis (1)   Standard Basis (1)

 B. Information Regarding the Collateral Certificate

   -------------------------------------------------

  (Percentage Basis)

  1. Portfolio Yield                                             15.07%             15.07%

  2. Weighted Average Interest Rate (2)                           2.29%              2.29%

  3. Weighted Average Investor Fee Rates

         Fixed Servicing Fee                                      0.37%              0.37%

         Others                                                   0.00%              0.00%

  4. Surplus Finance Charge Collections                          12.41%             12.41%

  5. Surplus Finance Charge Collections For

     Purposes of Funding Class C Reserve Account                 11.43%             11.43%

  6. Required Surplus Finance Charge Amount                       0.00%              0.00%

  7. Aggregate Surplus Finance Charge Amount                     12.41%             12.41%

     minus Required Surplus Finance Charge Amount

 C1. Information Regarding the Collateral Certificate

    ------------------------------------------------

  (Dollars Basis)

  1. Total Investor Collections                        $ 4,460,575,122                  $ 4,460,575,122

         Principal Collections                         $ 4,173,831,183                  $ 4,173,831,183

         Finance Charge Collections                    $   286,743,939                  $   286,743,939

  2. Investor Default Amount                           $    49,108,269                  $    49,108,269

  3. Targeted Deposit to Interest Funding Account (3)  $    36,451,015                  $    36,451,015

  4. Investor Monthly Fees

         Fixed Servicing Fees                          $     5,922,137                  $     5,922,137

         Others                                        $             0                  $             0

  5. Surplus Finance Charge Collections                $   195,262,518                  $   195,262,518

  6. Required Surplus Finance Charge Collections       $             0                  $             0

  7. Aggregate Surplus Finance Charge Amount           $   195,262,518                  $   195,262,518

     minus Required Surplus Finance Charge Amount

 (1)  Values for "Current Due Period on an Actual Basis" reflect,

     in the case of a first due period close of a tranche of Notes,

     activity from the close date until the first due period end,

     or, as in the case of Targeted Deposit to Interest Funding Account and certain fees, until the first Monthly Interest Date. Values for

     "Current Due Period on a Standard Basis" reflect activity for the entire current period, as if all Notes had already been outstanding prior to the first day of such period.

     All percents are based on actual cash revenue or expense for the period, converted to an annualized percent using day count appropriate for the item, either 30/360, actual/360, or actual/actual.

     Depending on the item, cash expenses may accrue

     from March 27, 2013 to April 25, 2013, 30 days, or

     April 8 , 2013 to May 6 , 2013, 29 days (standard basis).

 (2)  Defined in the definition section of the Indenture

 (3)  Referenced in sections 501 and 503 of the Indenture

                                      Page 3

                         CITIBANK, N.A.

 ==============================================================================

  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

                    For the Due Period Ending April 25, 2013

 ==============================================================================

 C2. Information Regarding the Series 2009 Credit Card Participation Certificate*

   ----------------------------------------------------------------------------

   1. Series 2009 Invested Amount as of the end of the Due Period** . $1,472,912,341

   2. Required Subordinated Amount as of the end of the Due Period**  $1,472,912,341

   3. Series 2009 Reallocated Principal Collections for the current

      Due Period*** ................................................. $            0

   4. Series 2009 Reallocated Principal Collections for all prior Due

      Periods ....................................................... $            0

 *    The Series 2009 Credit Card Participation Certificate, issued on May 1, 2009, provides credit enhancement to the Collateral Certificate. For more information, see Form 8-Ks filed with the

     SEC on May 5, 2009 and July 10, 2012 by Citibank Credit Card Issuance Trust.

 **   The Series 2009 Invested Amount and Required Subordinated Amount are variable, and each amount currently equals 7.66865% of the Invested Amount of the Collateral Certificate.

 ***  This amount is included in Finance Charge Collections for the Collateral Certificate. See Section

     C1, line item 1 on Preceding Page.

                                      Page 4

                         CITIBANK, N.A.

 ==============================================================================

   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

                    For the Due Period Ending April 25, 2013

 ==============================================================================

 D. Information Regarding Notes of Citiseries

   ----------------------------------------------------

   (Aggregate Basis)

  1a.  Class A Outstanding Dollar Principal Amount   ............   $16,740,931,344

       For all Classes except Class 2001-A3 (Dakota) ............   $16,740,931,344

       For Class 2001-A3 (Dakota) ...............................   $             0

  1b.  Class B Outstanding Dollar Principal Amount   ............   $ 1,057,000,000

  1c.  Class C Outstanding Dollar Principal Amount   ............   $ 1,409,000,000

  2a.  Targeted Deposit to Class A Interest Funding Account .....   $    33,591,581

  2b.  Targeted Deposit to Class B Interest Funding Account .....   $       494,447

  2c.  Targeted Deposit to Class C Interest Funding Account .....   $     2,364,987

  3a.  Balance in the Class A Interest Funding Account  .........   $   129,709,159

  3b   Balance in the Class B Interest Funding Account  .........   $       494,447

  3c   Balance in the Class C Interest Funding Account  .........   $     7,708,737

  4a.  Targeted Deposit to Class A Principal Funding Account ....   $             0

  4b.  Targeted Deposit to Class B Principal Funding Account ....   $             0

  4c.  Targeted Deposit to Class C Principal Funding Account ....   $             0

  5a.  Balance in the Class A Principal Funding Account  ........   $             0

  5b.  Balance in the Class B Principal Funding Account  ........   $             0

  5c.  Balance in the Class C Principal Funding Account  ........   $             0

  6.   Targeted  Deposit to Class C Reserve Account .............   $             0

  7.   Balance in the Class C Reserve Account  ..................   $             0

   Data Applicable to all Classes Except 2001-A3 (Dakota)

   -------------------------------------------------------

  8a.  Maximum enhancement amount available to

       Outstanding Class A Notes from Class B Notes  ............   $ 1,001,594,855

  8b.  As a Percentage of Class A Outstanding

       Dollar Principal Amount  .................................           5.98291%

  8c.  Maximum enhancement amount available to

       Outstanding Class A Notes from Class C Notes  ............   $ 1,335,459,249

  8d.  As a Percentage of Class A Outstanding

       Dollar Principal Amount  .................................           7.97721%

  8e.  Maximum enhancement amount available to

       Outstanding Class B Notes from Class C Notes  ............   $ 1,409,333,298

  8f.  As a Percentage of Class B Outstanding

       Dollar Principal Amount  .................................         133.33333%

   Data Applicable only to Class 2001-A3 (Dakota)

   -------------------------------------------------------

  9a.  Maximum enhancement amount available to Outstanding

       Class 2001-A3 Notes (Dakota) from Class C Notes  .........   $             0

  9b.  As a Percentage of Class 2001-A3 Notes (Dakota)

       Outstanding Dollar Principal Amount  .....................                 0%

  9c.  Maximum enhancement amount available to Outstanding

       Class 2001-A3 Notes (Dakota) from Class B Notes  .........   $             0

  9d.  As a Percentage of Class 2001-A3 Notes (Dakota)

       Outstanding Dollar Principal Amount  .....................                 0%

                                      Page 5

                         CITIBANK, N.A.

 ==============================================================================

   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

                    For the Due Period Ending April 25, 2013

 ==============================================================================

   Data Applicable to all Classes

   -------------------------------

   10a. Reduction in the Class A Nominal Liquidation

        Amount resulting from an allocation

        of Investor Charge-Offs  ................................   $            0

   10b. Reduction in the Class B Nominal Liquidation

        Amount resulting from an allocation of Investor

        Charge-Offs or a reallocation of Principal

        Collections to pay interest on Class A Notes  ...........   $            0

   10c. Reduction in the Class C Nominal Liquidation

        Amount resulting from an allocation of Investor

        Charge-Offs or a reallocation of Principal

        Collections to pay interest on Class A or Class B Notes .   $            0

   11a. Reimbursement of Class A Nominal Liquidation Amount  ....   $            0

   11b. Reimbursement of Class B Nominal Liquidation Amount  ....   $            0

   11c. Reimbursement of Class C Nominal Liquidation Amount  ....   $            0

 E. Information Regarding Distributions to Noteholders of Citiseries

   ----------------------------------------------------------------

   (Aggregate Basis)

   1a. The total amount of the distribution to Class A Noteholders

       on the applicable Payment Dates  .........................   $   18,108,280

   1b. The total amount of the distribution to Class B Noteholders

       on the applicable Payment Dates  .........................   $      494,447

   1c. The total amount of the distribution to Class C Noteholders

       on the applicable Payment Dates  .........................   $      771,237

   2a. The amount of the distribution set forth in item 1(a) above

       in respect of principal on the Class A Notes      ........   $            0

   2b. The amount of the distribution set forth in item 1(b) above

       in respect of principal on the Class B Notes      ........   $            0

   2c. The amount of the distribution set forth in item 1(c) above

       in respect of principal on the Class C Notes      ........   $            0

   3a. The amount of the distribution set forth in item 1(a) above

       in respect of interest on the Class A Notes       ........   $   18,108,280

   3b. The amount of the distribution set forth in item 1(b) above

       in respect of interest on the Class B Notes       ........   $      494,447

   3c. The amount of the distribution set forth in item 1(c) above

       in respect of interest on the Class C Notes       ........   $      771,237

   4a. The amount, if any, by which the Adjusted Outstanding

       Dollar  Principal Amount of the Class A Notes exceeds

       the Class A Nominal Liquidation Amount as of the Record

       Date with respect to the applicable Payment Dates   ......   $            0

   4b. The amount, if any, by which the Adjusted Outstanding

       Dollar  Principal Amount of the Class B Notes exceeds

       the Class B Nominal Liquidation Amount as of the Record

       Date with respect to the applicable Payment Dates   ......   $            0

   4c. The amount, if any, by which the Adjusted Outstanding

       Dollar  Principal Amount of the Class C Notes exceeds

       the Class C Nominal Liquidation Amount as of the Record

       Date with respect to the applicable Payment Dates   ......   $            0

                                      Page 6

                         CITIBANK, N.A.

 ==============================================================================

   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

                    For the Due Period Ending April 25, 2013

 ==============================================================================

 F. Information Regarding Notes of Citiseries

   -------------------------------------------------------------------------------------------------------

  (The information reported is for the Due Period ending April 25, 2013 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)

  -------------------------------------------------------------------------------------------------------

   (Individual Tranche Basis)

 1a. Outstanding Dollar Principal Amount, Interest Payments and Deposits to

    Interest Funding Sub-Accounts

  Class/          Outstanding        Monthly        Targeted       Actual        Cumulative     Interest        Interest

  Tranche         Dollar             Accretion      Deposit to     Deposit to    Shortfall      Funding         Payment

                  Principal                         the            the           In Interest    Sub-Account     On Payment

                  Amount                            Interest       Interest      Funding        Balance(2)      Date(3)

                                                    Funding        Funding       Sub-Account

                                                    Account(1)     Account

 --------------- ------------------- -------------- -------------- -------------- -------------- -------------- ---------------

 Class 2002-A4        603,850,000.00           0.00     219,041.56     219,041.56           0.00           0.00     219,041.56

 Class 2003-A10       500,000,000.00           0.00     169,770.83     169,770.83           0.00   9,895,833.35           0.00

 Class 2003-A7        650,000,000.00           0.00     247,563.33     247,563.33           0.00   8,991,666.68           0.00

 Class 2003-C4        300,000,000.00           0.00   1,250,000.00   1,250,000.00           0.00   6,250,000.00           0.00

 Class 2004-A8        750,000,000.00           0.00     217,875.00     217,875.00           0.00  15,312,500.00           0.00

 Class 2005-A1        338,581,344.17           0.00      89,159.75      89,159.75           0.00           0.00     258,563.28

 Class 2005-A2        875,000,000.00           0.00     229,541.67     229,541.67           0.00   7,072,916.66           0.00

 Class 2005-A5        200,000,000.00           0.00      47,008.89      47,008.89           0.00   3,791,666.65           0.00

 Class 2005-A9        500,000,000.00           0.00     128,061.11     128,061.11           0.00           0.00  12,750,000.00

 Class 2005-C1         75,000,000.00           0.00     343,750.00     343,750.00           0.00     687,500.00           0.00

 Class 2005-C2        175,000,000.00           0.00      97,591.67      97,591.67           0.00           0.00      97,591.67

 Class 2006-A3        750,000,000.00           0.00   3,312,500.00   3,312,500.00           0.00   6,625,000.00           0.00

 Class 2006-A7      1,000,000,000.00           0.00   4,463,858.33   4,463,858.33           0.00     576,280.56           0.00

 Class 2006-A8      1,000,000,000.00           0.00   4,171,666.67   4,171,666.67           0.00     264,250.00           0.00

 Class 2007-A11     1,143,500,000.00           0.00     714,973.38     714,973.38           0.00           0.00     714,973.38

 Class 2007-A3        665,000,000.00           0.00     272,816.25     272,816.25           0.00  17,040,625.00           0.00

 Class 2007-A4         15,000,000.00           0.00       6,626.25       6,626.25           0.00      13,473.38           0.00

 Class 2007-A8      1,750,000,000.00           0.00   8,239,583.33   8,239,583.33           0.00  16,479,166.66           0.00

 Class 2007-A9        500,000,000.00           0.00     283,208.33     283,208.33           0.00           0.00     283,208.33

 Class 2008-A1        900,000,000.00           0.00   4,012,500.00   4,012,500.00           0.00  12,037,500.00           0.00

 Class 2008-A2      1,850,000,000.00           0.00   2,080,016.67   2,080,016.67           0.00           0.00   2,080,016.67

 Class 2008-A6      1,150,000,000.00           0.00   1,251,506.67   1,251,506.67           0.00           0.00   1,251,506.67

 Class 2008-A7        450,000,000.00           0.00     550,970.00     550,970.00           0.00           0.00     550,970.00

 Class 2009-A4        650,000,000.00           0.00   2,654,166.67   2,654,166.67           0.00  13,270,833.35           0.00

 Class 2012-A1        500,000,000.00           0.00     229,166.67     229,166.67           0.00     229,166.67           0.00

 Class 2012-B2        600,000,000.00           0.00     299,811.67     299,811.67           0.00           0.00     299,811.67

 Class 2012-C2        430,000,000.00           0.00     369,981.56     369,981.56           0.00           0.00     369,981.56

 Class 2013-B1        457,000,000.00           0.00     194,635.03     194,635.03           0.00           0.00     194,635.03

 Class 2013-C1        429,000,000.00           0.00     303,664.08     303,664.08           0.00           0.00     303,664.08

 Total             19,206,931,344.17           0.00  36,451,015.37  36,451,015.37           0.00 118,538,378.96  19,373,963.90

 (1) Referenced in sections 501 and 503 of the Indenture

 (2) The Interest Funding Sub-Account Balance reflects the Trust Targeted Deposit to the Interest

    Funding Account and net settlement of any U.S. dollar-denominated swap.

 (3) For Notes denominated in US dollars this column represents the Note coupon payment to investors on the related Payment Date. For Notes not denominated in U.S. dollars this column represents the currency swap payment to the counterparty on the related Swap Payment Date.

                         CITIBANK, N.A.

 ==============================================================================

   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

                    For the Due Period Ending April 25, 2013

 ==============================================================================

 1b. Outstanding Dollar Principal Amount and Investor Interest Payments

  Class/            Outstanding  Investor    Investor        Payment  Monthly  Investor's   Investor's    SWAP  Expected   Legal

  Tranche           Dollar       Interest    Interest        Date(1)  Interest  Current     Interest      Yes/  Principal Maturity

                    Principal     Rate         PMT                    Accrual   Period      PMT On Pmt     No   Payment    Date

                    Amount       Fixed/      Frequency                Period   Interest      Date (2)            Date

                                 Floating                               (3)      Rate

 -------------- ----------------- -------- ------------------ -------- -------- ---------- --------------- ---- ---------- ----------

 Class 2002-A4     603,850,000.00 Floating Monthly                   7 8  - 7      0.45030      219,041.56 No   06/09/2014 06/07/2016

 Class 2003-A10    500,000,000.00 Floating Jun, Dec                 10 10 - 10     0.40745            0.00 Yes  12/10/2013 12/10/2015

 Class 2003-A7     650,000,000.00 Floating Jan, Jul                  7 8  - 7      0.47280            0.00 Yes  07/07/2015 07/07/2017

 Class 2003-C4     300,000,000.00 Fixed    Jun, Dec                 10 10 - 10     5.00000            0.00 No   06/10/2013 06/10/2015

 Class 2004-A8     750,000,000.00 Floating Jun, Dec                 10 10 - 10     0.34860            0.00 Yes  12/10/2014 12/12/2016

 Class 2005-A2     875,000,000.00 Floating Mar, Sep                 10 10 - 10     0.31480            0.00 Yes  03/10/2015 03/10/2017

 Class 2005-A5     200,000,000.00 Floating Jun, Dec                 20 22 - 20     0.30220            0.00 Yes  06/22/2015 06/20/2017

 Class 2005-A9     500,000,000.00 Floating May, Nov                 20 22 - 20     0.32930   12,750,000.00 Yes  11/20/2015 11/20/2017

 Class 2005-C1      75,000,000.00 Fixed    Mar, Sep                 24 24 - 24     5.50000            0.00 No   03/24/2015 03/24/2017

 Class 2005-C2     175,000,000.00 Floating Monthly                  24 24 - 24     0.66920       97,591.67 No   03/24/2015 03/24/2017

 Class 2006-A3     750,000,000.00 Fixed    Mar, Sep                 15 15 - 15     5.30000            0.00 No   03/15/2016 03/15/2018

 Class 2006-A7   1,000,000,000.00 Fixed    Mar, Jun, Sep, Dec       15 15 - 15     5.35663            0.00 Yes  12/15/2016 12/17/2018

 Class 2006-A8   1,000,000,000.00 Fixed    Apr, Jul, Oct, Jan       15 15 - 15     5.00600            0.00 Yes  12/15/2016 12/17/2018

 Class 2007-A11  1,143,500,000.00 Floating Monthly                  10 10 - 10     0.75030      714,973.38 No   01/12/2015 01/10/2017

 Class 2007-A3     665,000,000.00 Floating Jun, Dec                 15 15 - 15     0.49230            0.00 Yes  06/15/2037 06/15/2039

 Class 2007-A4      15,000,000.00 Floating Sep, Dec, Mar, Jun       15 15 - 15     0.53010            0.00 No   06/15/2037 06/15/2039

 Class 2007-A8   1,750,000,000.00 Fixed    Mar, Sep                 20 20 - 20     5.65000            0.00 No   09/20/2017 09/20/2019

 Class 2007-A9     500,000,000.00 Floating Monthly                  17 17 - 17     0.67970      283,208.33 No   10/17/2017 10/17/2019

 Class 2008-A1     900,000,000.00 Fixed    Feb, Aug                  7 7  - 7      5.35000            0.00 No   02/07/2018 02/07/2020

 Class 2008-A2   1,850,000,000.00 Floating Monthly                  23 23 - 23     1.34920    2,080,016.67 No   01/23/2018 01/23/2020

 Class 2008-A6   1,150,000,000.00 Floating Monthly                  20 22 - 20     1.39920    1,251,506.67 No   05/20/2015 05/22/2017

 Class 2008-A7     450,000,000.00 Floating Monthly                  20 22 - 20     1.57420      550,970.00 No   05/21/2018 05/20/2020

 Class 2009-A4     650,000,000.00 Fixed    Jun, Dec                 23 23 - 23     4.90000            0.00 No   06/23/2014 06/23/2016

 Class 2012-A1     500,000,000.00 Fixed    April, October            7 7  - 7      0.55000            0.00 No   11/07/2014 10/10/2017

 Total          16,952,350,000.00                                                            17,947,308.28

 ------------------------------------------------------------------------------------------------------------------------------------

 (1) If the Payment Date is not a Business Day, then the Payment Date will be the succeeding Business Day.

 (2) The record date for payment of the notes is the last day of the month before the related payment date.

 (3) For a newly issued class of notes, interest begins to accrue on the issuance date of that class.

 2a. Principal Payments and Deposits to Principal Funding Sub-Accounts for all Deals except 2001-A3 (Dakota)

  Class/Tranche      Targeted           Actual             Cumulative         Principal          Principal

                     Principal          Principal          Shortfall in       Funding            Payment On

                     Monthly            Monthly            Principal          Sub-Account        Payment Date

                     Deposit            Deposit            Funding            Balance

                                                           Sub-Account

 --------------- ------------------ ------------------ ------------------ ------------------ ------------------

 Nothing to report for this period.

 2b. Principal Payments and Deposits to Principal Funding Sub-Accounts for 2001-A3 (Dakota) only

  Class/Tranche      Targeted           Actual             Cumulative         Principal          Principal

                     Principal          Principal          Shortfall in       Funding            Payment On

                     Monthly            Monthly            Principal          Sub-Account        Payment Date

                     Deposit            Deposit            Funding            Balance

                                                           Sub-Account

 --------------- ------------------ ------------------ ------------------ ------------------ ------------------

 Nothing to report for this period.

                                      Page 7

                         CITIBANK, N.A.

 ==============================================================================

   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

                    For the Due Period Ending April 25, 2013

 ==============================================================================

 3a. Funding the Class 'C' Reserve Sub-Accounts

    1) 3 Month Average Surplus Finance Charge Collections for purposes

       of Funding the Class C Reserve Sub-Accounts                                     10.97%

    2) Is the 3 Month Average Surplus Finance Charge Collections for

       purposes of Funding the Class C Reserve Sub-Accounts less than or equal

       to 4.50%                                                                           No

 3b. Deposits to and Withdrawals from Class C Reserve Sub-Accounts

 ---------------------------------------------------------------------------------------------------------------

  Class/Tranche   Targeted        Class C           Actual          Withdrawals     Class C      Cumulative

                  Deposit to      Reserve           Deposit to      from Class C    Reserve      Shortfall in

                  Class C         Sub-Account       Class C         Reserve         Sub-Account  Class C

                  Reserve         Ending            Reserve         Sub-Account     Ending       Reserve

                  Sub-Account     Balance as of     Sub-Account                     Balance      Sub-Account

                                  Prior Due Period

 ---------------   ------------    ----------------  -------------   ------------    ------------ --------------

 Nothing to report for this period.

                                      Page 8

                         CITIBANK, N.A.

 ==============================================================================

   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

                    For the Due Period Ending April 25, 2013

 ==============================================================================

 3c. Actual Deposits by Source to Class C Reserve Sub-Accounts

 --------------------------------------------------------------------------------------------------

  Class/Tranche   Surplus        Withdrawals          Total          Required            Total

                  Finance        Treated as Finance   Finance        Funding resulting   Actual

                  Charge         Charge Collections   Charge         From New            Deposits

                  Collections                         Collections    Issuance of Notes

 ---------------   -----------    ------------------   -----------    -----------------   ---------

 Nothing to report for this period.

                                      Page 9

                         CITIBANK, N.A.

 ==============================================================================

   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

                    For the Due Period Ending April 25, 2013

 ==============================================================================

 3d. Withdrawals from Class C Reserve Sub-Accounts

 --------------------------------------------------------------------------------------

  Class/Tranche   Release of Funds   Release of funds in

                  In excess of       Class C Reserve                      Total

                  Targeted           Sub-Account                          Actual

                  Amount             Due to Maturity       Utilization    Withdrawals

 ---------------   ----------------   -------------------   -----------    ------------

 Nothing to report for this period.

 4. Maximum Enhancement Amount Available to Class A Notes; Class A Usage of

   Class B and Class C Subordinated Amounts

 Class/Tranche      Maximum            Maximum     Class A      Class A       Cumulative      Cumulative

                    Enhancement        Enhancement Usage of     Usage of      Class A         Class A

                    Amount             Amount      Class B      Class C       Usage of        Usage of

                    Available          Available   Subordinated Subordinated  Class B         Class C

                    from Class         from Class  Amount for   Amount for    Subordinated    Subordinated

                    B Notes            C Notes     this Due     this Due      Amount          Amount

                                                   Period       Period

 --------------- ---------------- ---------------- ------------- ------------- ------------- --------------

 Class 2002-A4      36,127,802.04    48,170,382.59

 Class 2003-A10     29,914,550.00    39,886,050.00

 Class 2003-A7      38,888,915.00    51,851,865.00

 Class 2004-A8      44,871,825.00    59,829,075.00

 Class 2005-A1      20,257,017.10    27,009,344.85

 Class 2005-A2      52,350,462.50    69,800,587.50

 Class 2005-A5      11,965,820.00    15,954,420.00

 Class 2005-A9      29,914,550.00    39,886,050.00

 Class 2006-A3      44,871,825.00    59,829,075.00

 Class 2006-A7      59,829,100.00    79,772,100.00

 Class 2006-A8      59,829,100.00    79,772,100.00

 Class 2007-A11     68,414,575.85    91,219,396.35

 Class 2007-A3      39,786,351.50    53,048,446.50

 Class 2007-A4         897,436.50     1,196,581.50

 Class 2007-A8     104,700,925.00   139,601,175.00

 Class 2007-A9      29,914,550.00    39,886,050.00

 Class 2008-A1      53,846,190.00    71,794,890.00

 Class 2008-A2     110,683,835.00   147,578,385.00

 Class 2008-A6      68,803,465.00    91,737,915.00

 Class 2008-A7      26,923,095.00    35,897,445.00

 Class 2009-A4      38,888,915.00    51,851,865.00

 Class 2012-A1      29,914,550.00    39,886,050.00

 Total           1,001,594,855.48 1,335,459,249.28

                                      Page 10

                         CITIBANK, N.A.

 ==============================================================================

   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

                    For the Due Period Ending April 25, 2013

 ==============================================================================

 5. Maximum Enhancement Amount Available to Class B Notes; Class B Usage of

   Class C Subordinated Amounts

  Class/Tranche   Maximum Enhancement      Class B Usage of         Cumulative Class B

                  Amount Available from    Class C Subordinated     Usage of Class C

                  Class C Notes            Amount for this Due      Subordinated Amount

                                           Period

 --------------- ------------------------ ------------------------ ------------------------

 Class 2012-B2            799,999,980.00

 Class 2013-B1            609,333,318.10

 Total                  1,409,333,298.10

 6. Reductions of and Reimbursements to Nominal Liquidation Amount

  Class/Tranche   Reduction       Reduction        Cumulative       Cumulative       Reimbursements

                  Resulting from  Resulting from   Reduction        Reduction        of prior

                  an Allocation   from a           Resulting from   Resulting from   reductions of

                  of Investor     Reallocation     an Allocation    an Reallocation  Nominal

                  Charge-offs     of Principal     of Investor      of Principal     Liquidation

                  for this Due    Collections      Charge-offs      Collections to   Amount for

                  Period          to pay           (net of          pay interest on  this Due

                                  interest on      Reimbursements)  senior classes   Period

                                  senior                            of Notes (net of

                                  classes of                        Reimbursements)

                                  Notes for

                                  this Due

                                  Period

 --------------- ---------------- ---------------- ---------------- ---------------- ----------------

 Nothing to report for this period.

 7. Excess Spread/Early Redemption Event Trigger

   1) 3 Month Average Surplus Finance Charge Collections                            11.93%

   2) Is the 3 Month Average Surplus Finance Charge Collections

      greater than 0.00%                                                              Yes

                                      Page 11

   IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Report this 15th day of May, 2013.

                                CITIBANK, N.A.

                                As Managing Beneficiary of Citibank Credit

                                   Card Issuance Trust

                                   and

                                As Servicer of Citibank Credit Card

                                   Master Trust I

                                By:    /s/   Eric J Lundin

                                    ____________________________________

                                     Name:   Eric J Lundin

                                     Title:  Authorized Representative

                                      Page 11